Financial Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Summary of Financial Instruments at Fair Value through Profit or Loss
	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Financial assets-current
Mandatorily measured at FVTPL
Derivatives (not designated for hedge)
Forward exchange contracts	$2	$—
Non-derivatives
Listed stocks - domestic	8	3

	$10	$3

Financial assets-noncurrent
Mandatorily measured at FVTPL
Non-derivatives
Non-listed stocks - domestic	$441	$648
Non-listed stocks - foreign	236	237
Limited partnership - domestic	—	24

	$677	$909

Financial liabilities-current
Held for trading
Derivatives (not designated for hedge)
Forward exchange contracts	$—	$6

Disclosure of Detailed Information Outstanding Derivative Contracts Not Designated for Hedge Explanatory

Outstanding forward exchange contracts not designated for hedge as of balance sheet dates were as follows:

		Maturity	Contract Amount
	Currency	Period	(In Millions)
December 31, 2020
Forward exchange contracts - buy	NT$/EUR	2021.03	NT$50/EUR2
Forward exchange contracts - sell	US$/NT$	2021.02-03	US$14/NT379

December 31, 2021
Forward exchange contracts - buy	NT$/EUR	2022.03	NT$257/EUR8